PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 3,105	$ 3,105
Buildings	9,144	9,068
Furniture and equipment	3,903	3,592
Leasehold improvements	40	29
Construction in progress	86	0
Property, Plant and Equipment, Gross	16,278	15,794
Less accumulated depreciation	5,378	4,855
Total	$ 10,900	$ 10,939